Fair Value Measurement - Schedule of Fair Value, Liabilities Measured on Recurring Basis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Financial liability	$ 189,279	$ 247,265
Convertible debts		12,516,331
Level 3
Liabilities:
Financial liability	$ 189,279	247,265
Convertible debts		$ 12,516,331